YEAR 2000 ISSUES (UNAUDITED)

  The fund could be adversely affected if the computer systems used by The Dreyfus Corporation and the fund' s other service providers do not properly process and calculate date-related information from and after January 1, 2000. The Dreyfus Corporation is working to avoid Year 2000-related problems in its systems and to obtain assurances from other service providers that they are taking similar steps. In addition, issuers of securities in which the fund invests may be adversely affected by Year 2000-related problems. This could have an impact on the value of the fund's investments and its share price.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for General New York Municipal Money Market Fund for the 12-month period ended November 30, 1998 as shown in the following table:

                                                                           YIELD                   EFFECTIVE YIELD*
                                                                          _______                   _____________
        Class A Shares . . . . . . . . . . . . . . . . . . . .              2.74%                      2.77%
        Class B Shares . . . . . . . . . . . . . . . . . . . .              2.44%                      2.47%

ECONOMY

  During 1998, the main regions of the world had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board to contemplate a rise in interest rates early in the year. The U.S. economy cooled enough over the months that the Fed decided to stand pat. Evidence of economic cooling continued to accumulate and worries about the world economy intensified. Financial stresses pushed the Fed to ease beginning in September. After many years of subpar economic growth, continental Europe moved into a sustained economic expansion. The overall European economy benefited as interest rates in peripheral countries such as Spain and Italy fell, approaching the lower level established by Germany, on the eve of currency unification. Unlike the U.S., Europe has substantial excess capacity of productive plants and labor. In Asia, weak economies were pervasive as a result of the Asian financial crisis. The Latin American economies weakened as the financial stresses spread throughout that region.

  A main influence on the U.S. economy this year was the foreign financial crisis and cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The drop in inflation helped the consumer sector as more of the growth in consumer income was left over after inflation to buy goods and services. Consumers benefited from a combination of good growth in real income, a strong labor market and past increases in the prices of assets they owned.

  The negative effect of Asian weakness was felt in the industrial sector more than the consumer sector. Corporate profits weakened, especially in sectors affected by the Asian crisis such as world-traded commodities (oil, metals and paper) and exports. One result of the industrial weakness was to cool off a U.S. economy that had been growing rapidly.

  The major change in the economic outlook over recent months has been a downward shift in expectations for world economic growth. A credit crunch developed in emerging countries and former communist countries, sharply reducing the economic outlook for Asia and Latin America as well as for commodity-exporting countries throughout the world. The effect on Europe and the U.S. has been to lower expectations of profit growth and drive down bond yields. Monetary policy has begun to ease in Europe as well as the U.S.

  Evidence of a weaker world economy accumulated as the financial stresses continued. A worsened financial crisis occurred between the Russian default in mid-August and the fallout from the Long-Term Capital Management hedge fund crisis through early October. However, proactive steps were taken to stabilize the Japanese banks, design a support package for Brazil and ease monetary policy. There appears to be a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

MARKET ENVIRONMENT/PORTFOLIO OVERVIEW

  The manner in which the Federal Reserve eased this past quarter was a gradual process. For three successive months, beginning in September, the Fed reduced the target rate for Fed Funds a total of 75 basis points. The Fed also lowered the Discount Rate by 25 basis points each, in November and December. The Fed's actions provided even greater strength to an already strong short-term municipal money market. Prior to these rate cuts, the short-term market had already felt the effects of the diminished supply of eligible new issuance over the summer months. This year' s summer calendar of municipal notes (consisting mainly of California paper) was drastically reduced by a combination of factors. Due to the strength of local and state economies, several issuers reduced the amount of short-term borrowing needed. Additionally, many issuers came to market with securities with maturities beyond the 13-month maximum restriction allowable for tax-exempt money funds. Other issues were converted to a shortened synthetic structure, thus eliminating the ability to extend out into the one-year range. This reduction in supply resulted in lower yields for most one-year paper, both national and state specific.

  We attempted to extend your Fund's average maturity beyond 40 days during the summer months, just prior to the market strengthening. Your Fund benefited from those securities purchased in the one-year range at yields significantly higher than what is currently available in the market. As the summer progressed, yields began to drop as they reflected the diminished supply of one-year notes. During this period we utilized the commercial paper market to maintain the Fund's average maturity. As year-end approaches, we will continue to search for those longer-term investment opportunities which will lock in higher rates while providing an attractive return to the New York tax-exempt investor. As always, we will structure the portfolio in an attempt to maximize current yield while maintaining our commitment to high quality tax-exempt investments.

               Very truly yours,



               [Richard J. Moynihan signature]


               Richard J. Moynihan

               Director, Municipal Portfolio Management

               The Dreyfus Corporation

December 15, 1998

New York, N.Y.

* Effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                    NOVEMBER 30, 1998

                                                                                                  Principal

Tax Exempt Investments--101.0%                                                                     Amount             Value
-------------------------------------------------------                                         _____________     _____________
New York--98.8%
Erie County, RAN 4%, 10/13/99 (LOC; Bank of New York). . . . . . . . . . . . . . . . . . .      $  10,000,000     $  10,084,035

Erie County Water Authority, Water Revenue, VRDN

 2.75%, Series A (Insured; AMBAC and Liquidity Facility; National Bank

  of Australia) (a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          9,000,000         9,000,000

Hicksville Union Free School District, TAN 4%, 6/23/99 . . . . . . . . . . . . . . . . . .          8,000,000         8,017,234

Town of Islip Industrial Development Agency, IDR, VRDN

  (Brentwood Distribution Project) 3.10% (LOC; Fleet Bank) (a) . . . . . . . . . . . . . .          1,000,000         1,000,000

Long Island Power Authority, Electric Systems Revenue:

  CP 3%, Sub-Series 1, 2/9/99 (LOC: Bayerische Landesbank and Westdeutsche Landesbank) . .         10,000,000        10,000,000

  VRDN 3.25%, Sub-Series 5

    (LOC: ABN-Amro Bank and Morgan Guaranty Trust Co.) (a) . . . . . . . . . . . . . . . .          6,000,000         6,000,000

Metropolitan Transportation Authority, Transit Facilities Revenue, CP

  3.10%, Series 1, 2/9/99 (LOC: ABN-Amro Bank) . . . . . . . . . . . . . . . . . . . . . .         14,000,000        14,000,000

Municipal Assistance Corporation, VRDN

  3.20%, Sub-Series K-3, (LOC; Landesbank Hessen) (a)  . . . . . . . . . . . . . . . . . .          8,000,000         8,000,000

New York City, VRDN:

  2.90%, Series B, Subseries B-10 (LOC; Union Bank of Switzerland) (a) . . . . . . . . . .          5,000,000         5,000,000

  2.95%, Sub-Series A-6 (LOC; Landesbank Hessen) (a) . . . . . . . . . . . . . . . . . . .          8,000,000         8,000,000

  3.15%, Sub-Series A-10 (LOC; Morgan Guaranty Trust Co.) (a)  . . . . . . . . . . . . . .          3,000,000         3,000,000

  3.25%, Sub-Series E-4 (LOC; State Street Bank and Trust Co. ) (a)  . . . . . . . . . . .          4,300,000         4,300,000

  3.30%, Sub-Series A-7 (LOC; Morgan Guaranty Trust Co. ) (a)  . . . . . . . . . . . . . .         14,900,000        14,900,000

  3.30%, Series B, Sub-Series B-3 (Insured; MBIA and Liquidity Facility; Bank of

    Nova Scotia) (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,900,000         5,900,000

  3.30%, Sub-Series E-3 (LOC; Morgan Guaranty Trust Co.) (a) . . . . . . . . . . . . . . .         19,500,000        19,500,000

  3.30%, Sub-Series E-5 (LOC; Morgan Guaranty Trust Co.) (a) . . . . . . . . . . . . . . .         18,600,000        18,600,000

  3.35%, Sub-Series A-4 (LOC; Chase Manhattan Bank) (a)  . . . . . . . . . . . . . . . . .          3,850,000         3,850,000

New York City Health and Hospital Corporation, Health Systems Revenue, VRDN

  2.95%, Series A (LOC; Morgan Guaranty Trust Co.) (a) . . . . . . . . . . . . . . . . . .          9,900,000         9,900,000

New York City Housing Development Corporation, VRDN:

  MFMR (York Avenue Development Project) 3.15% (LOC; Midland Bank) (a) . . . . . . . . . .          8,000,000         8,000,000

  Multi-Family Rental Housing Revenue (Monterey) 3%, Series A (LOC; FNMA) (a)  . . . . . .         10,000,000        10,000,000

New York City Municipal Water Finance Authority, CP

 3%, Series 1, 3/18/99 (LOC: Bank of Nova Scotia, Commerzbank and

  Toronto-Dominion Bank) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,000,000        20,000,000

New York City Trust, Cultural Resource Revenue, Refunding, VRDN

 (American Museum of Natural History)

  2.75%, Series A (Insured; MBIA and Liquidity Facility; Credit Suisse) (a)  . . . . . . .          3,000,000         3,000,000

New York State Energy Research and Development Authority:

 Electric Facilities Revenue, VRDN (LILCO Project)

  3%, Series B (LOC; Toronto-Dominion Bank) (a)  . . . . . . . . . . . . . . . . . . . . .          8,000,000         8,000,000

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        NOVEMBER 30, 1998


                                                                                                  Principal

Tax Exempt Investments (continued)                                                                  Amount             Value
-------------------------------------------------------                                         _____________     _____________

New York (continued)

New York State Energy Research and Development Authority (continued):

 PCR:

    (LILCO Project) 3.58%, Series A, 3/1/99 (LOC; Deutsche Bank) . . . . . . . . . . . . .      $  15,470,000     $  15,470,000

    (New York State Electric and Gas Corp.)

       3.80%, Series D, 12/1/98 (LOC; Union Bank of Switzerland) . . . . . . . . . . . . .          8,325,000         8,325,000

  VRDN:

    (Central Hudson Gas and Electric Project)

       3.25%, Series A (LOC; Union Bank of Switzerland) (a)  . . . . . . . . . . . . . . .          7,800,000         7,800,000

    (Niagara Mohawk Power Corp.)

       3.35%, Series B (LOC; Toronto-Dominion Bank) (a)  . . . . . . . . . . . . . . . . .          4,500,000         4,500,000

       3.35%, Series C (LOC; Canadian Imperial Bank of Commerce) (a) . . . . . . . . . . .         11,000,000        11,000,000

New York State Housing Finance Agency, Revenue, VRDN:

  (Normandie Court I Project) 2.85% (LOC; Landesbank Hessen) (a) . . . . . . . . . . . . .          8,000,000         8,000,000

  Contract Obligation 2.90%, Series A (LOC; Commerzbank) (a) . . . . . . . . . . . . . . .         14,400,000        14,400,000

New York State Local Government Assistance Corporation, VRDN:

  2.90%, Series A (LOC: Credit Suisse and Union Bank of Switzerland) (a) . . . . . . . . .         28,000,000        28,000,000

  2.90%, Series F (LOC; Toronto-Dominion Bank) (a) . . . . . . . . . . . . . . . . . . . .         10,200,000        10,200,000

  2.95%, Series B (LOC; Krediet Bank) (a)  . . . . . . . . . . . . . . . . . . . . . . . .         30,700,000        30,700,000

New York State Medical Care Facilities Finance Agency, Revenue, VRDN

 (Pooled Equipment Loan Program):

    3.10%, Series I (LOC; Chase Manhattan Bank) (a)  . . . . . . . . . . . . . . . . . . .         10,500,000        10,500,000

    3.10%, Series II (LOC; Chase Manhattan Bank) (a) . . . . . . . . . . . . . . . . . . .          5,870,000         5,870,000

New York State Power Authority, CP:

 3%, 12/2/98 (Liquidity: Bank of Nova Scotia, Commerzbank, Credit Locale

    de France, Landesbank Hessen, Morgan Guaranty Trust Co. and Toronto-Dominion Bank) . .         19,100,000        19,100,000

  3.20%, 12/3/98 (Liquidity: Bank of Nova Scotia, Commerzbank, Credit Locale

    de France, Landesbank Hessen, Morgan Guaranty Trust Co. and Toronto-Dominion Bank) . .          7,700,000         7,700,000

Onondaga County Industrial Development Agency, IDR, VRDN (Edgecomb Metals Co.
Project)

  3.10% (LOC; Banque Nationale de Paris) (a) . . . . . . . . . . . . . . . . . . . . . . .          2,000,000         2,000,000

Oyster Bay, BAN 4%, 10/1/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,000,000         7,036,655

Port Authority of New York and New Jersey, Special Obligation Revenue, VRDN

 (Versatile Structure):

    3.25%, Series 2 (LOC; Morgan Guaranty Trust Co.) (a) . . . . . . . . . . . . . . . . .         15,000,000        15,000,000

    3.35%, Series 6 (Liquidity; Bank of Nova Scotia) (a) . . . . . . . . . . . . . . . . .          2,600,000         2,600,000

    3.40%, Series 6 (Liquidity; Bank of Nova Scotia) (a) . . . . . . . . . . . . . . . . .            100,000           100,000

Sachem Central School District, TAN 4%, 6/25/99. . . . . . . . . . . . . . . . . . . . . .          7,500,000         7,513,496

Three Village Central School District, TAN (Brookhaven and Smithtown)

  4%, 6/30/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          8,500,000         8,518,960

Westchester County Health Care Corporation, CP

  3%, Series 1, 12/7/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,000,000        11,000,000

Yonkers Industrial Development Authority, Civic Revenue, Consumers Union
Facilities,

  VRDN 2.85% (Insured; AMBAC and Liquidity Facility; Credit Locale de France) (a)  . . . .          3,300,000         3,300,000

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                        NOVEMBER 30, 1998


                                                                                                  Principal

Tax Exempt Investments (continued)                                                                  Amount             Value
-------------------------------------------------------                                         _____________     _____________

U.S. Related--2.2%

Commonwealth of Puerto Rico, TRAN 3.50%, Series A, 7/30/99 . . . . . . . . . . . . . . . .      $  10,000,000     $  10,042,000

                                                                                                                  _____________

TOTAL INVESTMENTS (cost $456,727,380). . . . . . . . . . . . . . . . . . . . . . . . . . .             101.0%      $456,727,380
                                                                                                    =========      ============


LIABILITIES, LESS CASH AND RECEIVABLES . . . . . . . . . . . . . . . . . . . . . . . . . .              (1.0%)     $ (4,676,277)
                                                                                                     =========     =============

NET ASSETS.. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             100.0%      $452,051,103
                                                                                                     ========      ============

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------


Summary of Abbreviations
-----------------------------------------------------------------------------
AMBAC       American Municipal Bond Assurance Corporation           MFMR        Multi-Family Mortgage Revenue

BAN         Bond Anticipation Notes                                 PCR         Pollution Control Revenue

CP          Commercial Paper                                        RAN         Revenue Anticipation Notes

FNMA        Federal National Mortgage Association                   TAN         Tax Anticipation Notes

IDR         Industrial Development Revenue                          TRAN        Tax and Revenue Anticipation Notes

LOC         Letter of Credit                                        VRDN        Variable Rate Demand Notes

MBIA        Municipal Bond Investors Assurance
            Insurance Corporation



Summary of Combined Ratings (Unaudited)
-----------------------------------------------------------------------------

Fitch                or            Moody's             or            Standard & Poor's              Percentage of Value
_______                            ________                          _________________              ___________________
F1+/F1                             VMIG1/MIG1, P1                    SP1+/SP1, A1+/A1                     96.3%

AAA/AA (b)                         Aaa/Aa (b)                        AAA/AA (b)                             .4

Not Rated (c)                      Not Rated (c)                     Not Rated (c)                         3.3
                                                                                                       _______

                                                                                                         100.0%
                                                                                                       ========

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)Securities payable on demand. Variable interest rate--subject to periodic change.

(b)Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.

(c)Securities which, while not rated by Fitch, Moody's or Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                         NOVEMBER 30, 1998

                                                                                                     Cost             Value
                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $456,727,380      $456,727,380

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                            3,746,232

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                            1,877,362

                                                                                                                  _____________

                                                                                                                    462,350,974

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              198,555

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                                  242

                                 Payable for investment securities purchased . . . . . . .                           10,042,000

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                               59,074
                                                                                                                _____________

                                                                                                                     10,299,871
                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $452,051,103
                                                                                                                  =============


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $452,117,342

                                 Accumulated net realized gain (loss) on investments . . .                              (66,239)
                                                                                                                  -------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $452,051,103
                                                                                                                  =============

                                                  NET ASSET VALUE PER SHARE
                              ___________________________________________________________________

                                                                                                   Class A           Class B
                                                                                                _____________     _____________

Net Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $405,054,015     $  46,997,088

Shares Outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        405,120,373        46,996,969

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              $1.00             $1.00
                                                                                                        =====             =====
                      SEE NOTES TO FINANCIAL STATEMENTS.


GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                          YEAR ENDED NOVEMBER 30, 1998

INVESTMENT INCOME

INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                          $16,200,617

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . . . . . .       $  2,369,250

                                 Shareholder servicing costs--Note 2(c)  . . . . . . . . .            763,000

                                 Distribution fees (Class B)--Note 2(b)  . . . . . . . . .             93,487

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .             48,897

                                 Registration fees . . . . . . . . . . . . . . . . . . . .             39,680

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             36,245

                                 Trustees' fees and expenses--Note 2(d)  . . . . . . . . .             25,164

                                 Prospectus and shareholders' reports  . . . . . . . . . .             19,339

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .             12,640

                                                                                                 ____________

                                        Total Expenses . . . . . . . . . . . . . . . . . .          3,407,702

                                 Less--reduction in shareholder servicing costs due to

                                    undertaking--Note 2(c) . . . . . . . . . . . . . . . .            (38,784)

                                                                                                 ____________

                                        Net Expenses . . . . . . . . . . . . . . . . . . .                            3,368,918
                                                                                                                   ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           12,831,699
                                                                                                                   ============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b) . . . . . . . . . . . ..                                  147
                                                                                                                   ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                          $12,831,846
                                                                                                                   ____________

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             Year Ended          Year Ended

                                                                                         November 30, 1998   November 30, 1997
                                                                                        ___________________  ___________________

OPERATIONS:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    12,831,699      $  15,160,748

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . .                147              1,107

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . . . . .         -----                  (1,333)
                                                                                           ______________     ______________

         Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . . .         12,831,846         15,160,522

                                                                                           ______________     ______________

DIVIDENDS TO SHAREHOLDERS FROM:

 Investment income--net:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (11,691,987)       (14,099,515)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         (1,139,712)        (1,061,233)
                                                                                           ______________     ______________

         Total Dividends . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (12,831,699)       (15,160,748)
                                                                                           ______________     ______________

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

 Net proceeds from shares sold:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,060,136,234  1,232,077,695

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        107,077,205  88,699,944

  Dividends reinvested:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,286,121  13,492,714

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,135,035  1,060,123

  Cost of shares redeemed:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (1,107,118,496)    (1,312,357,416)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (103,384,014)       (83,789,854)
                                                                                           ______________     ______________

       Increase (Decrease) in Net Assets from Beneficial Interest Transactions . . . .        (30,867,915)       (60,816,794)
                                                                                           ______________     ______________

         Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . .        (30,867,768)       (60,817,020)

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        482,918,871        543,735,891
                                                                                           ______________     ______________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $  452,051,103     $  482,918,871
                                                                                           ==============     ==============

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                         Class A Shares

                                                                      ______________________________________________________

                                                                                    Year Ended November 30,
                                                                      ______________________________________________________

PER SHARE DATA:                                                    1998          1997         1996         1995         1994
                                                                    ______       ______       ______        ______       ______
   Net asset value, beginning of period  . . . . . . . . . .       $  1.00      $  1.00      $  1.00       $  1.00      $  1.00
                                                                   _______      _______      _______       _______      _______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . .          .027         .029         .028          .032         .023
                                                                    ______       ______       ______        ______       ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .         (.027)       (.029)       (.028)        (.032)       (.023)
                                                                    ______       ______       ______        ______       ______

   Net asset value, end of period  . . . . . . . . . . . . .       $  1.00      $  1.00      $  1.00       $  1.00      $  1.00
                                                                   =======      =======      =======       =======      =======

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . .          2.77%        2.98%        2.84%         3.28%        2.34%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . .           .68%         .66%         .68%          .58%         .34%

   Ratio of net investment income

       to average net assets . . . . . . . . . . . . . . . .          2.74%        2.94%        2.80%         3.23%        2.33%

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . . . . . . . .            --           --           --           .05%         .32%

   Net Assets, end of period (000's Omitted) . . . . . . . .      $405,054    $ 440,750    $ 507,537      $636,013     $689,918

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

   Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                                Class B Shares
                                                                                   __________________________________________

                                                                                            Year Ended November 30,
                                                                                   __________________________________________

PER SHARE DATA:                                                                   1998         1997          1996        1995(1)
                                                                                 ______       ______        ______       ______
   Net asset value, beginning of period  . . . . . . . . . . . . . . . .        $  1.00      $  1.00       $  1.00      $  1.00
                                                                                 ______       ______        ______       ______

   Investment Operations:

   Investment income--net  . . . . . . . . . . . . . . . . . . . . . . .           .024         .027          .025         .006
                                                                                 ______       ______        ______       ______


   Distributions:

   Dividends from investment income--net . . . . . . . . . . . . . . . .          (.024)       (.027)        (.025)       (.006)
                                                                                 ______       ______        ______       ______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . .        $  1.00      $  1.00       $  1.00      $  1.00
                                                                                =======      =======       =======      =======

TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . . . . . . .           2.47%        2.68%         2.55%        2.82%(2)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average net assets . . . . . . . . . . . . . . .            .98%         .95%          .95%        1.04%(2)

   Ratio of net investment income

       to average net assets . . . . . . . . . . . . . . . . . . . . . .           2.44%        2.64%         2.47%        3.64%(2)

   Decrease reflected in above expense ratios

       due to undertakings by the Manager  . . . . . . . . . . . . . . .            .08%         .08%          .16%          --

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . .        $46,997      $42,169       $36,199           --
-----------------------------

(1)  From September 8, 1995 (commencement of initial offering) to
     November 30, 1995.

(2)  Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

General New York Municipal Money Market Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act") as a non-diversified open-end management investment company. The Fund's investment objective is to maximize current income exempt from Federal, New York State and New York City income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the Fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

   Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund' s shares, which are sold to the public without a sales load. The Fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A and Class B. Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

   The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

   (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.

   (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the Fund received net earnings credits of $32,465 during the period ended November 30, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

   The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

   (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

   The Fund has an unused capital loss carryover of approximately $58,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 1998. If not applied, $40,000 expires in fiscal 2002 and $18,000 expires in fiscal 2003.

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

At November 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

   (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the Fund's average net assets, the Fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period November 30, 1998, there was no expense reimbursement pursuant to the Agreement.

   (B) Under the Distribution Plan with respect to Class B ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, Class B shares directly bear the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate of .20 of 1% of the value of the average daily net assets of Class B shares. During the period ended November 30, 1998, Class B shares were charged $93,487 pursuant to the Distribution Plan.

   (C) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 1998, Class A shares were charged $412,841 pursuant to the Class A Shareholder Services Plan.

   Under the Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan" ), Class B shares pay the Distributor, at an annual rate of .25 of 1% of the value of the average daily net assets of Class B shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents.

   The Manager had undertaken through November 30, 1998, that if the aggregate expenses of Class B shares, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceeded .98 of 1% of the value of the average daily net assets of Class B, the Manager will reimburse the expenses of the Fund under the Class B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under such Plan. During the period ended November 30, 1998, Class B shares were charged $140,231, of which $38,784 was reimbursed by the Manager.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended November 30, 1998, the Fund was charged $139,632 pursuant to the transfer agency agreement.

   (D) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF TRUSTEES

GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND

   We have audited the accompanying statement of assets and liabilities of General New York Municipal Money Market Fund, including the statement of investments, as of November 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General New York Municipal Money Market Fund at November 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

                                              [ERNST & YOUNG LLP SIGNATURE LOGO]



New York, New York
January 4, 1999

IMPORTANT TAX INFORMATION (UNAUDITED)

   In accordance with Federal tax law, the Fund hereby designates all the dividends paid from investment income-net during the fiscal year ended November 30, 1998 as "exempt-interest dividends" (not subject to regular Federal and, for individuals who are New York residents, New York State and New York City personal income taxes).


                                   [reg.tm logo]

                                   (reg.tm)

GENERAL NEW YORK MUNICIPAL

MONEY MARKET FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                             574AR9811

General New York

Municipal Money

Market Fund

Annual Report

November 30, 1998